related party transactions (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2025 CAD ($) EquityInstruments	Jun. 30, 2024 CAD ($) EquityInstruments	Dec. 31, 2024 CAD ($)
Transactions with key management personnel
Outstanding liability-accounted share-based compensation awards	$ 0		$ 0		$ 0
Transactions with defined benefit pension plans
Charges for management and administrative services to our defined benefit pension plans	3,000,000	$ 2,000,000	6,000,000	$ 5,000,000
Transactions with real estate joint venture and associate
Lease liabilities	3,093,000,000		3,093,000,000		$ 2,882,000,000
Gain on contributions of real estate to joint ventures		19,000,000	8,000,000	53,000,000
Key management personnel
Transactions with key management personnel
Short-term benefits	4,000,000	5,000,000	8,000,000	9,000,000
Post-employment pension and other benefits	2,000,000	2,000,000	4,000,000	4,000,000
Share-based compensation	19,000,000	14,000,000	32,000,000	20,000,000
Total	25,000,000	21,000,000	44,000,000	33,000,000
Notional value Awarded in period			40,000,000	46,000,000
Grant-date fair value Awarded in period	48,000,000	52,000,000	$ 48,000,000	$ 52,000,000
Number of months base salary considered for severance payments			18 months
Annual cash bonus as a percentage of base salary upon termination without cause			50.00%
Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments			1,601,848	1,465,459
Notional value Awarded in period			$ 35,000,000	$ 35,000,000
Grant-date fair value Awarded in period	43,000,000	41,000,000	$ 43,000,000	$ 41,000,000
Telus International (Cda) Inc. | Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments			1,229,346	915,896
Notional value Awarded in period			$ 5,000,000	$ 11,000,000
Grant-date fair value Awarded in period	$ 5,000,000	$ 11,000,000	$ 5,000,000	$ 11,000,000